Commitments (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Commitments [Line Items]
Grants received	$ 64
Alternative interest rate	0.71513%
Derivative, Fixed Interest Rate	4.00%
Royalty amounts payable	$ 5,161
Research and Development Expense [Member]
Commitments [Line Items]
Grants received	$ 4,573
Bank of Israel [Member]
Commitments [Line Items]
Alternative interest rate	1.00%
Minimum [Member]
Commitments [Line Items]
Royalties percentage	3.00%
Maximum [Member]
Commitments [Line Items]
Royalties percentage	(5.00%)
Israeli Innovation Authority (IIA) [Member]
Commitments [Line Items]
Grants received	$ 6,160
CDMO Business [Member]
Commitments [Line Items]
Grants received	$ 1,587